AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 1, 2002

                                                          File No. 333-84434


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-14

                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 1



                            VANGUARD WHITEHALL FUNDS
         (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST


                                 P.O. BOX 2600
                             VALLEY FORGE, PA 19482
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, ZIP CODE)


       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (610) 669-1000


                    (NAME AND ADDRESS OF AGENT FOR SERVICE)


                           R. GREGORY BARTON, ESQUIRE
                                  P.O. BOX 876
                             VALLEY FORGE, PA 19482





NO FILING FEE IS REQUIRED BECAUSE AN INDEFINITE NUMBER OF SHARES HAVE PREVIOUSLY BEEN REGISTERED PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940.

               IT IS PROPOSED THAT THIS FILING BECOME EFFECTIVE:
            ON JULY 1, 2002, PURSUANT TO PARAGRAPH (B) OF RULE 485.

June 28, 2002


Board of Trustees
Vanguard Whitehall Funds
100 Vanguard Boulevard
Malvern, PA  19355

Board of Trustees
Schroder Capital Funds (Delaware)
875 Third Avenue
22nd Floor
New York, New York 10022



     Re: Agreement and Plan of Reorganization, Dated as of the 19th of June, 2002 (the "Agreement"), By and Between Vanguard Whitehall Funds, a Delaware business trust, (the "Vanguard Trust") on behalf of its series, Vanguard International Explorer Fund (the "Vanguard Fund"), and Schroder Capital Funds (Delaware), a Delaware business trust (the "Schroder Trust"), on behalf of its series, Schroder International Smaller Companies Fund ("Schroder Fund")


Ladies and Gentlemen:

     You have requested our opinion as to certain federal income tax consequences of the reorganization of Schroder Fund which will consist of (i) the transfer of all or substantially all of the assets of the Schroder Fund to the Vanguard Fund, in exchange solely for shares of beneficial interest of the Vanguard Fund (the "Vanguard Fund Shares"); (ii) the assumption by the Vanguard Fund of the liabilities of the Schroder Fund; and (iii) the distribution of the Vanguard Fund Shares to the shareholders of the Schroder Fund in complete liquidation of the Schroder Fund as provided herein, all upon the terms and conditions hereinafter set forth in the Agreement (the "Reorganization").

     In rendering our opinion, we have reviewed and relied upon (a) the Agreement and Plan of Reorganization, dated as of the 19th day of June, 2002, by and between the Vanguard Trust and the Schroder Trust, (b) the proxy materials provided to stockholders of the Schroder Fund in connection with the Special Meeting of Stockholders of the Schroder Fund held on June 18, 2002, (c) certain representations concerning the Reorganization made to us by the Vanguard Trust and the Schroder Trust in letters dated June 28, 2002 (the "Representation Letters"), (d) all other documents, financial and other reports and corporate minutes which we deemed relevant or appropriate, and (e) such statutes, regulations, rulings and decisions as we deemed material to the rendition of this opinion. All terms used herein, unless otherwise defined, are used as defined in the Agreement.

     For purposes of this opinion, we have assumed that each of the Schroder Fund and the Vanguard Fund on the effective date of the Reorganization satisfy, and following the Reorganization, the Vanguard Fund will continue to satisfy, the requirements of subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.

     Under  regulations  to be  prescribed  by the  Secretary of Treasury  under
Section 1276(d) of the Code, certain transfers of market discount bonds will be excepted from the requirement that accrued market discount be recognized on disposition of a market discount bond under Section 1276(a) of the Code. Such regulations are to provide, in part, that accrued market discount will not be included in income if no gain is recognized under Section 361(a) of the Code
where  a  bond  is  transferred   in  an  exchange   qualifying  as  a  tax-free
reorganization. As of the date hereof, the Secretary has not issued any regulations under Section 1276 of the Code.

     Based on the foregoing and provided the Reorganization is carried out in accordance with the applicable laws of the State of Delaware, the Agreement and the Representation Letters, it is our opinion that:

     1. The Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a)(1)(F) of the Code, and Schroder Fund and Vanguard Fund will each be a party to a reorganization within the meaning of Section 368(b) of the Code.

     2. No gain or loss will be recognized by Schroder Fund upon the transfer of all of its assets to Vanguard Fund in exchange solely for Vanguard Fund Shares or upon the distribution of the Vanguard Fund Shares to the Schroder Fund's shareholders in exchange for their shares of the Schroder Fund. We express no opinion as to whether any accrued market discount will be required to be recognized as ordinary income.

     3. No gain or loss will be recognized by Vanguard Fund upon the receipt by it of all of the assets of Schroder Fund in exchange solely for Vanguard Fund Shares and the assumption by the Vanguard Fund of the liabilities of the Schroder Fund.

     4. The tax basis of the assets of Schroder Fund received by Vanguard Fund will be the same as the tax basis of such assets to Schroder Fund immediately prior to the Reorganization.

     5. The holding period of the assets of Schroder Fund received by Vanguard Fund will include the period during which such assets were held by Schroder Fund.

     6. No gain or loss will be recognized by the stockholders of Schroder Fund upon the exchange of their Schroder Fund Shares for Vanguard Fund Shares (including fractional shares to which they may be entitled) and the assumption by the Vanguard Fund of the liabilities of the Schroder Fund.

     7. The aggregate tax basis of the Vanguard Fund Shares received by the stockholders of Schroder Fund (including fractional shares to which they may be entitled) pursuant to the Reorganization will be the same as the basis of the Schroder Fund Shares held by the Schroder shareholder's immediately prior to the Reorganization.

     8. The holding period of the Vanguard Fund Shares received by the stockholders of Schroder Fund (including fractional shares to which they may be entitled) will include the holding period of the Schroder Fund Shares surrendered in exchange therefor, provided that the Schroder Fund Shares were held as a capital asset on the effective date of the Reorganization.

     9. For purposes of section 381 of the Code, the Vanguard Fund will be treated as the same corporation as the Schroder Fund and the tax attributes of the Schroder Fund enumerated in section 381(c) will be taken into account by the Vanguard Fund as if there had been no reorganization (section 1.381(b)-1(a)(2) of the Regulations). The taxable year of Schroder Fund will not end on the date of the reorganization and the part of the taxable year of taxpayer before the reorganization and the part of the taxable year of the Vanguard Fund after the reorganization will constitute a single taxable year of the Vanguard Fund (section 381(b) of the Code, section 1.381(b)-1(a)(2) of the Regulations, and Rev. Rul. 57- 276, 1957-1 C.B. 126).

     This opinion letter expresses our views only as to U.S. federal income tax laws in effect as of the date hereof. It represents our best legal judgment as to the matters addressed herein, but is not binding on the Internal Revenue Service or the courts. Accordingly, no assurance can be given that the opinions and analysis expressed herein, if contested, would be sustained by a court. Our opinion is based upon the Code, the applicable Treasury Regulations promulgated thereunder, the present position of the Internal Revenue Service as set forth in published revenue rulings and revenue procedures, present administrative positions of the Internal Revenue Service, and existing judicial decisions, all of which are subject to change either prospectively or retroactively. We do not undertake to make any continuing analysis of the facts or relevant law following the date of this letter.

     Our opinion is conditioned upon the performance by the Vanguard Trust and the Schroder Trust of their undertakings in the Agreement and the Representation Letters.

     This opinion is being rendered to Vanguard Fund and Schroder Fund and may be relied upon only by such funds and the shareholders of each fund. We authorize the inclusion of this opinion in SEC Form N-14 filed with respect to Reorganization.


                                Very truly yours,

                                MORGAN, LEWIS & BOCKIUS LLP
                                /s/ Morgan Lewis & Bockius  LLP

June 28, 2002


U.S. Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:      Vanguard Whitehall Funds (the " Vanguard Trust")
         File No. 333-84434
--------------------------------------------------------------------------------

Ladies and Gentlemen:

     Enclosed is Post-Effective Amendment No. 1 to the Registration Statement of Vanguard Whitehall Funds on Form N-14 (File No. 33-64845) (the "Amendment"). The sole purpose of the Amendment is to satisfy the following undertaking made in the prior amendment:

     "Registrant undertakes to file the formal Opinion and Consent of Morgan Lewis as to certain tax matters and consequences on or about the effective date of the reorganization transaction referenced therein by filing a post-effective amendment to this Registration Statement.

     There is no filing fee payable herewith because the Vanguard Fund is registering an indefinite amount of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. Moreover, a fee in connection with the preliminary proxy statement filed as part of the Registration Statement is not required pursuant to Rule 14a-6(j) under the 1934 Act.

     Please contact me at 610-669-6893 with any questions that you may have concerning the enclosed Amendment.

Sincerely,

/s/ Edward C. Delk

Edward C. Delk
Senior Counsel
The Vanguard Group, Inc.

Enclosure